Investment in Notes from Associates - Narrative (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Apr. 24, 2023 USD ($)	Jul. 27, 2022 USD ($) business_day	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of associates [line items]
Investment in notes from associate, current				$ 11,381	$ 0
Gain/(loss) on investments in notes from associates				13,131	(27,630)	$ 0
Financial assets				390,873	479,146
Vedanta
Disclosure of associates [line items]
Proceeds from issue of convertible notes	$ 18,000
Borrowings, interest rate	9.00%
Convertible note, percentage of equity price trigger	80.00%
Number of days after debt incurred from a certain investor	60 days
Gains (losses) on change in fair value of equity investments				1,750	(400)
Gelesis
Disclosure of associates [line items]
Acquisition of net asset			$ 15,000
Gains (losses) on change in fair value of equity investments				(1,264)	(18,476)
Unsecured promissory note
Disclosure of associates [line items]
Number of business days following the consummation of a qualified financing | business_day		5
Unsecured promissory note | Gelesis
Disclosure of associates [line items]
Investment in notes from associate, current		$ 15,000
Current receivable due from associates, interest rate		15.00%
Senior secured convertible promissory note | Gelesis
Disclosure of associates [line items]
Cash consideration					11,850
Fair value of warrants				1,121
Financial assets					0
Convertible note receivable | Vedanta
Disclosure of associates [line items]
Debt instruments held measured at fair value through other comprehensive income				6,350	4,600
Convertible note receivable | Gelesis
Disclosure of associates [line items]
Gain/(loss) on investments in notes from associates				10,729
Convertible note receivable | Vedanta
Disclosure of associates [line items]
Receivables due from associates	$ 5,000
Note receivable
Disclosure of associates [line items]
Financial assets				17,731	4,600	$ 16,501
Gain (loss) on change in fair value				13,131	(27,630)
Net Assets From Bankruptcy | Gelesis
Disclosure of associates [line items]
Financial assets				11,381
Gains (losses) on change in fair value of equity investments				$ 13,131	$ 27,230